Post-Employment and Other Long-Term Employees Benefits - Accumulated Other Comprehensive Income (Loss) Before Tax Effects (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Compensation And Retirement Disclosure [Abstract]
Accumulated other comprehensive loss, actuarial (gains)/losses, beginning balance	$ 152	$ 144
Net amount generated/arising in current year, actuarial (gains)/losses	57	22
Amortization, actuarial (gains)/losses	(13)	(10)
Foreign currency translation, actuarial (gains)/losses before tax	1	(4)
Accumulated other comprehensive loss, actuarial (gains)/losses, ending balance	197	152
Accumulated other comprehensive loss, prior service cost, beginning balance	3	2
Net amount generated/arising in current year, prior service cost	1	2
Amortization, prior service cost	(1)	(1)
Foreign currency translation adjustments	0	0
Accumulated other comprehensive loss, prior service cost, ending balance	3	3
Accumulated other comprehensive loss Total, beginning balance	155	146
Net amount generated/arising in current year, Total	58	24
Amortization, Total	(14)	(11)
Foreign currency translation adjustment, Total	1	(4)
Accumulated other comprehensive loss Total, ending balance	$ 200	$ 155